Non-controlling Interest (Tables)	12 Months Ended
Aug. 31, 2019
Schedule of Changes to the non-controlling interest

The changes to the non-controlling interest for the year ended August 31, 2019 and 2018 are as follows:

Year ended	August 31, 2019	August 31, 2018
Balance at beginning of year	$700,310	$900,325
Non-controlling interest’s 45% share of Buckreef’s comprehensive loss	(118,793)	(202,547)
Non-controlling interest’s 25% share of NWBM’s comprehensive income (loss)	-	2,532
Balance at end of year	$581,517	$700,310

Buckreef [member]
Schedule of summarized financial information

The following is summarized financial information for Buckreef:

	August 31, 2019	August 31, 2018
Current assets	$522,780	$673,074
Long term assets	$22,331,000	$19,773,205
Current liabilities	$(16,446)	$(22,183)
Asset retirement obligation	$(737,404)	$(726,143)
Advances from parent	$(25,585,385)	$(22,374,445)

Net income (loss) for the year	$(263,984)	$(451,057)

NWBM [member]
Schedule of summarized financial information

The following is summarized financial information for NWBM:

	August 31, 2019	August 31, 2018
Current assets	$-	$-
Long term assets	$-	$-
Current liabilities	$-	$-
Advances from parent	$(1,531,491)	$(1,502,491)

Net income (loss) for the year	$-	$10,164